ACQUISITION (Tables)	9 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Schedule of unaudited pro forma financial information
Nine Months Ended June 30,
Pro Forma	2018
Revenues	$1,118,900
Net income (loss)	(8,542,400)
Basic and diluted loss per share:	$(1.78)

Outstanding at weighted average shares outstanding	4,793,273